Fair Value Disclosures (Details 3) - USD ($)		3 Months Ended			12 Months Ended
	Feb. 28, 2015	Aug. 31, 2015	Nov. 30, 2014	Aug. 31, 2014	Nov. 30, 2014	Nov. 30, 2013	Nov. 30, 2012
Fair value disclosures
Total Losses		$ 470,000	$ 840,000	$ 840,000	$ 840,000		$ 0
Total Losses	$ 0				23,585,000	$ 0	$ 0
Nonrecurring
Fair value disclosures
Property and equipment, net			2,897,000		2,897,000
Goodwill			8,394,000		8,394,000
Total Losses					840,000
Total Losses					23,585,000
Level 3 | Nonrecurring
Fair value disclosures
Property and equipment, net			2,897,000		2,897,000
Goodwill			$ 8,394,000		$ 8,394,000